STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income	$ 2,610,824	$ 1,679,963
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(4,379,894)	(2,836,691)
Changes in operating assets and liabilities:
Prepaid income taxes	(95,275)	0
Prepaid expenses	48,329	(52,295)
Accounts payable and accrued expenses	133,227	200,859
Income taxes payable	(555,449)	555,449
Net cash used in operating activities	(2,238,238)	(452,715)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes	1,910,828	0
Investment of cash in Trust Account	0	(210,080,000)
Net cash provided by (used in) investing activities	1,910,828	(210,080,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting fees paid	0	203,840,000
Proceeds from sale of Private Placement Warrants	0	7,740,000
Repayment of promissory note - related party	0	(242,331)
Payment of offering costs	0	(293,953)
Net cash provided by financing activities	0	211,043,716
Net Change in Cash	(327,410)	511,001
Cash - Beginning	535,946	24,945
Cash - Ending	208,536	535,946
Supplementary cash flow information:
Cash paid for income taxes	1,550,528	0
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption	0	198,787,536
Change in value of common stock subject to possible redemption	2,610,831	1,680,547
Deferred underwriting fees charged to additional paid in capital	0	7,280,000
Payment of deferred offering costs and expenses by Sponsor	$ 0	$ 240,135